Amplify YieldShares Prime 5 Dividend ETF
AMPLIFY YIELDSHARES PRIME 5 DIVIDEND ETF Summary Information
INVESTMENT OBJECTIVE

The Amplify YieldShares Prime 5 Dividend ETF (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Prime 5 US Dividend ETF Index (the "Index").

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify YieldShares Prime 5 Dividend ETF YieldShares Prime 5 Dividend ETF
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.14%	[2]
Total Annual Fund Operating Expenses	0.59%
Expense Reimbursement	(0.10%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%
[1]	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are estimates based on the current composition of the Index.
[3]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and Amplify Investments LLC, the Fund's investment adviser, the management fees paid to the Fund's investment adviser will be reduced by 0.10%. This contractual agreement shall continue until one year from the date of this prospectus.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until October 31, 2017, and thereafter to represent the imposition of the 12b-1 fee of an additional 0.25% per annum of the Fund's average daily net assets and the expiration of the expense reimbursement agreement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years
Amplify YieldShares Prime 5 Dividend ETF | YieldShares Prime 5 Dividend ETF | USD ($)	50	233

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of its total assets in the exchange-traded funds ("ETFs") that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Penserra Capital Management LLC ("Penserra" or the "Sub-Adviser") serves as investment sub-adviser to the Fund. The Sub-Adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index was created and is maintained by Level ETF Ventures LLC ("Level Ventures" or the "Index Provider"). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (the "Adviser") or the Sub-Adviser.

The Index. The Index seeks to provide targeted exposure to the five highest-ranked dividend ETFs (the "Prime 5") based on the Prime Scoring and Selection Criteria as discussed below. The Fund believes that the Prime 5 offers the potential for increased income, diversification and reduced share price volatility.

The Selection Universe. The selection universe for the Index includes ETFs that track diversified equity indices comprised of companies incorporated in the United States or its territories that trade on BATS, the New York Stock Exchange or The NASDAQ Stock Market® LLC. As of the date of this prospectus, the selection universe constituted approximately 59 ETFs. Each constituent of the Index must meet certain minimum liquidity and distribution standards. Specifically, Index constituents must: (i) exhibit 3-month average daily trading volume of at least $5 million; (ii) have assets under management of at least $250 million; and (iii) make distributions on a monthly or quarterly basis. The selection universe excludes exchange-traded notes, sector-based ETFs and ETFs that hold call options, leveraged and/or inverse ETFs, and ETFs whose portfolio, in the aggregate, consists of more than 10% exposure to the following asset types: real estate investment trusts; business development companies; and master limited partnerships.

Prime Scoring and Selection Criteria. The Index Provider selects the Prime 5 according to the following steps:

1. Begin with the selection universe for the Index.

2. Rank each Index constituent according to the following three factors: (i) Indicated Dividend Yield, in ascending order; (ii) Realized Volatility of the last 60 trading days, in descending order; and (iii) Total Expense Ratio, in descending order. "Indicated Dividend Yield" is calculated by dividing the sum of the fund's trailing 12-month distributions paid by the NAV at the time of calculation; "Realized Volatility" is the magnitude of daily price movements, regardless of direction, over a specific period; and "Total Expense Ratio" is defined as the total annual fund operating expenses, net any waivers, expressed as a percentage of the assets under management, as publicly disclosed by the fund.

3. Multiply the individual rankings for each Index constituent by a corresponding factor representing the level of importance assigned to each ranking component. Indicated Dividend Yield is assigned a 50 percent weight; Realized Volatility of the last 60 trading days is assigned a 33.33 percent weight; Total Expense Ratio is assigned a 16.67 percent weight.

4. Sum the three factor-weighted ranks to compute a final score for each Index constituent. If two or more Index constituents receive the same final score, the Index Provider refers to higher Indicated Dividend Yield to rank such constituents.

5. Select the five highest-ranked constituents; the Index consists of the Prime 5.

If, at any quarterly rebalancing date of the Index, the Fund determines that, pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or interpretations thereunder, a participation agreement is required in order for the Fund to own an Index constituent, and the Fund is unable to procure such participation agreement, then the Index Provider will, at the quarterly rebalancing date, exclude the constituent. The Index Provider will then select the next eligible Index constituent.

Index Weightings. The final scores for each of the Prime 5 are summed and each respective constituent's score is divided by the summed total to determine its respective weighting in the Index. No individual constituent of the Index may exceed a 30% weighting of the Index at the time the Index is rebalanced. The Index is rebalanced quarterly, but may be adjusted more frequently for specific corporate events.

For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

Active Market Risk. Although the Fund principally trades the Shares on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund's net asset value.

Equity Securities Risk. The Fund and the ETFs in which the Fund invests invest in equity securities. The value of the Shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

ETF Risk. The Fund will invest in five ETFs. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although ETFs have management fees that increase their costs. In this regard, Fund shareholders will make payments of management fees charged by the Fund and for the ETFs in which the Fund invests.

Fluctuation of Net Asset Value Risk. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in its Index regardless of their investment merit. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming. In addition, the Fund will not time the quarterly rebalancing of the Index with the ex-dividend payment dates of the underlying securities of the ETFs included in the Index.

Industry Concentration Risk. The ETFs in which the Fund invests may be concentrated to a significant degree in a single industry or sector. An ETF concentrated in a single industry or sector presents more risks than a fund that is broadly diversified over several industries or sectors. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Market Capitalization Risk. The ETFs in which the Fund invests may invest in large, mid and small capitalization stocks. As a result, the Index and therefore the Fund will comprise large, mid and small capitalization stocks to the same extent. As a result, the Fund may be exposed to additional risk associated with mid and small capitalization companies. Generally, the Fund considers a large capitalization stock to have a market capitalization exceeding $10 billion, a mid capitalization stock to have a market capitalization range of $2 billion to $10 billion, and a small capitalization stock to have a market capitalization range of $300 million to $2 billion. Increased exposure to mid and/or small capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies. Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. In addition, they may be more vulnerable to adverse general market or economic developments.

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions or cost.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.